UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: SEPTEMBER 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

September 30, 2015

FAM VALUE FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR     MARKET VALUE

ADVERTISING AGENCIES

INTERPUBLIC GROUP

1,182,700

22,625,051

AUTO PARTS & EQUIP

AUTOZONE, INC*

41,700

30,183,711

AUTOMOTIVE

CARMAX, INC.*

550,000

32,626,000

BANKING

M&T BANK CORP

140,000

17,073,000

BANK OF THE OZARKS

506,000

22,142,560

SOUTH STATE CORP

234,110

17,996,035

57,211,595

COMMERCIAL SERVICES

McGRATH RENTCORP

347,000

9,261,430

COMPUTER SOFTWARE & SVC

CDW CORPORATION

858,000

35,057,880

DIVERSIFIED MANUFACTURING

ILLINOIS TOOL WORKS

339,950

27,981,284

ELECTRONIC EQUIPMENT

FLIR SYSTEMS INC

564,728

15,806,736

HEALTH CARE DISTRIBUTION

PATTERSON COS INC

445,000

19,246,250

HEALTH CARE EQUIP/DEVICE

STRYKER CORP

216,000

20,325,600

WATERS CORP*

125,000

14,776,250

35,101,850

HEALTH CARE SERVICES

MEDNAX, INC*

501,400

38,502,506

HOME FURNISHINGS

MOHAWK INDUSTRIES*

103,100

18,742,549

HOTELS

STARWOOD HOTELS

161,000

10,703,280

INSURANCE AGENCY

BROWN & BROWN INC

1,409,696

43,658,285

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

480,000

17,884,800

T ROWE PRICE GROUP

264,500

18,382,750

36,267,550

MACHINERY & EQUIPMENT

DONALDSON COMPANY

642,400

18,038,592

GRACO INC.

180,550

12,102,266

IDEX CORP.

576,750

41,122,275

71,263,133

OIL & GAS EXPLORATION

EOG RESOURCES, INC

335,000

24,388,000

EVOLUTION PETROLEUM

140,937

782,200

SOUTHWESTERN ENERGY*

178,000

2,258,820

27,429,020

PROPERTY & CASUALTY INS

BERKSHIRE HATHAWAY, INC-Class A*

163

31,824,120

LOEWS CORP

269,700

9,746,958

MARKEL CORPORATION*

64,850

52,000,621

WHITE MOUNTAINS INS

56,897

42,519,128

136,090,827

PUBLISHING

JOHN WILEY & SON

217,000

10,856,510

REAL ESTATE DEVELOPMENT

BROOKFIELD ASSET MGT

1,102,500

34,662,600

FOREST CITY ENTERPRISES INC.-CLASS A*

600,000

12,078,000

46,740,600

RESTAURANTS

YUM! BRANDS, INC  .

330,600

26,431,470

RETAIL

FOSSIL GROUP, INC*

150,000

8,382,000

RETAIL APPAREL

DSW INC.

340,000

8,605,400

RETAIL STORES

ROSS STORES, INC

939,688

45,546,677

SEMICONDUCTORS

MICROCHIP TECHNOLOGY

260,000

11,203,400

XILINX, INC

200,000

8,480,000

19,683,400

TECHNOLOGY

KEYSIGHT TECHNOLOGIES, INC.*

300,000

9,252,000

TRANSPORTATION

FORWARD AIR CORP

389,233

16,149,277

KNIGHT TRANSPORT

576,900

13,845,600

29,994,877

COMMON STOCK TOTAL

873,251,875

CASH EQUIVALENTS

AIM SHORT TERM TREAS

65,484,399

CASH EQUIVALENTS TOTALS

65,484,399

FINAL TOTALS

938,736,274

September 30, 2015

FAM EQUITY-INCOME

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR     MARKET VALUE

BANKING

M&T BANK CORP

15,000

1,829,250

SOUTH STATE CORP

58,000

4,458,460

6,287,710

COMMERCIAL SERVICES

McGRATH RENTCORP

148,819

3,971,979

COMPUTER SOFTWARE & SVC

CDW CORPORATION

217,000

8,866,620

CONSUMER STAPLES

FLOWERS FOODS, INC

378,850

9,372,749

HAZARDOUS WASTE DISPOSAL

US ECOLOGY INC

148,569

6,485,036

HEALTH CARE EQUIP/DEVICES

STRYKER CORP

95,500

8,986,550

MERIDIAN BIOSCIENCE

78,000

1,333,800

10,320,350

HEALTH CARE SERVICES

LANDAUER INC

50,000

1,849,500

HEALTHCARE DISTRIBUTION

PATTERSON COS INC

96,000

4,152,000

HOUSEHOLD DURABLES

TUPPERWARE BRANDS CO

66,000

3,266,340

INDUSTRIAL GASES

AIRGAS INC

42,000

3,751,860

INSURANCE AGENCY

ARTHUR J GALLAGHER

137,920

5,693,337

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

66,900

2,492,694

MACHINERY & EQUIPMENT

DONALDSON COMPANY

125,600

3,526,848

IDEX CORP.

62,984

4,490,759

8,017,607

MINING & CONST. MACHINERY

JOY GLOBAL INC.

118,000

1,761,740

OIL & GAS EXPLORATION

EOG RESOURCES, INC

78,000

5,678,400

PACKAGED GOODS

McCORMICK & CO

27,000

2,218,860

PROPERTY & CASUALTY INS

ONEBEACON INS. GROUP

425,866

5,979,158

PUBLISHING

JOHN WILEY & SON

8,350

417,750

REITS - DATACENTER

DIGITAL REALTY TRUST

87,000

5,682,840

RETAIL - APPAREL

AMERICAN EAGLE OUTFI

114,000

1,781,820

RETAIL STORES

DSW INC.

185,201

4,687,437

ROSS STORES, INC

197,686

9,581,840

14,269,277

SEMICONDUCTORS

ALTERA CORP

61,000

3,054,880

MICROCHIP TECHNOLOGY

101,000

4,352,090

XILINX, INC

156,414

6,631,953

14,038,923

SPECIALTY CHEMICAL

SIGMA-ALDRICH CORP.

11,000

1,528,120

TECHNOLOGY

NATIONAL INSTRUMENTS

122,000

3,390,380

TOYS

MATTEL, INC

128,299

2,701,976

UTILITIES/WATER

AQUA AMERICA INC

198,750

5,260,912

TOTAL COMMON STOCK

139,237,944

CASH EQUIVALENTS

AIM SHORT TERM TREAS

4,584,765

TOTAL CASH EQUILVALENTS

4,584,765

FINAL TOTALS

143,822,709

September 30, 2015

FAM SMALL CAP FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR     MARKET VALUE

BANKING

FIRST NBC BANK HLDG*

121,000

4,239,840

NATIONAL COMMERCE CO*

184,900

4,433,902

PINNACLE FINANCIAL

26,500

1,309,365

SOUTH STATE CORP

13,300

1,022,371

STONEGATE BANK

93,000

2,958,330

13,963,808

COMMERCIAL SERVICES

MISTRAS GROUP, INC*

252,600

3,245,910

McGRATH RENTCORP

74,500

1,988,405

5,234,315

COMPUTER SOFTWARE & SVC

PC CONNECTION*

156,600

3,246,318

DIVERSIFIED HOLDINGS CO.

BIGLARI HOLDINGS INC*

10,883

3,980,348

ELECTRONIC MANUFACTURING

FABRINET*

261,950

4,801,543

HAZARDOUS WASTE DISPOSAL

US ECOLOGY INC

41,800

1,824,570

HEALTH CARE EQUIP/ DEVICES

MERIDIAN BIOSCIENCE

40,000

684,000

HEALTH CARE SERVICES

LANDAUER INC

58,578

2,166,800

INDUSTRIAL MACHINERY

JOHN BEAN TECHNOL.

53,000

2,027,250

INVESTMENT MANAGEMENT

DIAMOND HILL INVESTMENT GROUP, INC.*

12,250

2,278,990

WESTWOOD HOLDINGS GROUP, INC.

41,087

2,233,078

4,512,068

MINING & CONST. MACHINE

JOY GLOBAL INC.

148,000

2,209,640

OIL & GAS EXPOLORATION

EVOLUTION PETROLEUM

457,300

2,538,015

PROP & CASUALTY INS

AMERISAFE, INC

29,500

1,467,035

HALLMARK FINL SVCS*

304,647

3,500,394

INFINITY P&C CORP.

34,265

2,759,703

7,727,132

REAL ESTATE MGMT & DEVE

CONS TOMOKA LAND CO

33,200

1,653,360

REITS - DIVERSITFIED

WINTHROP REALTY TR .

90,750

1,303,170

RETAIL STORES

DESTINATION MATERNIT

159,794

1,473,300

SPECIALTY CHEMICAL

FERRO CORPORATION*

256,974

2,813,865

TRANSPORTATION

ECHO GLOBAL LOGISTICS, INC.*

147,200

2,885,120

FRP HOLDINGS INC*

133,965

4,037,705

PATRIOT TRANSPORTATION HOLDING, INC.*

35,944

864,453

7,787,278

WHOLESALE WIRE & CABLE

HOUSTON WIRE & CABLE

256,167

1,624,098

TOTAL COMMON STOCKS

71,570,882

CASH EQUIVALENTS

AIM SHORT TERM TREAS

10,505,614

TOTAL CASH EQUIVALENTS

10,505,614

FINAL TOTALS

82,076,496

*Non-income-producing security

**  FAM Funds - SEPTEMBER 30, 2015

Value Fund

Equity-Income

Small Cap

Unrealized appreciation (a)

$502,192,649

$52,848,248

$11,201,778

Unrealized depreciation (b)

-$13,407,841

-$3,928,058

-$7,321,461

Net unrealized apprec/deprec ( c)

$488,784,808

$48,920,190

$3,880,317

Aggregate cost of securities (d)

$384,467,066

$90,317,753

$67,690,564

The following is a summary of each Series significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”),  followed by the

Funds in the preparation of its financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are

valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources

(observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Series net assets as of September 30, 2014:

FAM Value Fund

Level 1

Common Stocks

$873,251,875

Temporary Investments

$  65,484,399

Total Investments in Securities

$938,736,274

FAM Equity-Income Fund

Level 1

Common Stocks

$139,237,944

Temporary Investments

$   4,584,765

Total Investments in Securities

$143,822,709

FAM Small Cap Fund

Level 1

Common Stocks

$  71,570,882

Temporary Investments

$    10,505,614

Total Investments in Securities

$   82,076,496

During the period ended September 30, 2015 there were no Level 2 or 3 inputs used to value the Funds’

net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	NOVEMBER 10, 2015
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	NOVEMBER 10, 2015

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	NOVEMBER 10, 2015